Federated Asset Allocation Fund

(formerly, Federated Stock and Bond Fund)

CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
CLASS R SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED January 31, 2011

Under the heading entitled “Fund Summary Information,” please delete all references to Dean J. Kartsonas, Carol R. Miller and Federated Equity Management Company of Pennsylvania under the “Fund Management” sub-section.

April 27, 2011

Federated Asset Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450828 (4/11)